Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	cfvst8_SupplementTextBlock

Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio —

Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable

Portfolio — Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated January 18, 2013 to the Funds’ Prospectus dated May 1, 2012, as supplemented

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

For Variable Portfolio-Conservative Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
10-25%*	60-75	%*	5-15	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Moderately Conservative Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
25-40%*	50-65	%*	0-10	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Moderate Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
40-55%*	40-55	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Moderately Aggressive Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
55-70%*	25-40	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Aggressive Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
70-85%*	10-25	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Variable Portfolio - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst8_SupplementTextBlock

Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio —

Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable

Portfolio — Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated January 18, 2013 to the Funds’ Prospectus dated May 1, 2012, as supplemented

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

For Variable Portfolio-Conservative Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
10-25%*	60-75	%*	5-15	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Variable Portfolio - Moderately Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst8_SupplementTextBlock

Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio —

Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable

Portfolio — Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated January 18, 2013 to the Funds’ Prospectus dated May 1, 2012, as supplemented

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

For Variable Portfolio-Moderately Conservative Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
25-40%*	50-65	%*	0-10	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Variable Portfolio - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst8_SupplementTextBlock

Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio —

Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable

Portfolio — Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated January 18, 2013 to the Funds’ Prospectus dated May 1, 2012, as supplemented

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

For Variable Portfolio-Moderate Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
40-55%*	40-55	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Variable Portfolio - Moderately Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst8_SupplementTextBlock

Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio —

Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable

Portfolio — Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated January 18, 2013 to the Funds’ Prospectus dated May 1, 2012, as supplemented

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

For Variable Portfolio-Moderately Aggressive Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
55-70%*	25-40	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Variable Portfolio - Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst8_SupplementTextBlock

Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio —

Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable

Portfolio — Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated January 18, 2013 to the Funds’ Prospectus dated May 1, 2012, as supplemented

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

For Variable Portfolio-Aggressive Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
70-85%*	10-25	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.